Other Assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
(19)	OTHER ASSETS

	Successor
	Year Ended December 31,
	2014	2013
Available for sale securities	$4.5	$4.9
Deferred income taxes—non-current	250.0	271.9
Other	219.2	218.3

Total	$473.7	$495.1